SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Jun. 30, 2025
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	11 years